Taxation - Schedule of Reconciliation of Differences Between PRC Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
(Loss) income before income tax	¥ 470,836	$ 73,884	¥ (216,006)	¥ (171,443)
Income tax computed at the PRC statutory tax rate of 25%	117,709	18,471	(54,001)	(42,861)
Effect of differing tax rates in different jurisdictions	24,378	3,826	35,228	23,599
Effect of PRC preferential tax rates	(30,191)	(4,738)	(22,350)	(3,346)
Research and development expense super-deduction	(12,232)	(1,919)	(7,557)	(4,001)
Effect of tax rate changes on deferred taxes	(6,446)	(1,012)	5,325
Non-deductible expenses and non-taxable income, net	57,631	9,043	106,892	384
Change in valuation allowance	3,567	560	3,802	24,483
Income tax (benefit) expense	¥ 154,416	$ 24,231	¥ 67,339	¥ (1,742)